                                                                         [LOGO]
                                                                   THE HARTFORD



August 25, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
     SEPARATE ACCOUNT VL I ("REGISTRANT")
     STAG VARIABLE LIFE ARTISAN
     FILE NO. 333-07471

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 20, 2004.

If you have any additional questions, please feel free to contact me at
(860) 843-8697.

Sincerely,

/s/ Michelle L. Lesperance

Michelle L. Lesperance
Paralegal
Enclosure